TAXES ON INCOME (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Income Tax Disclosure [Abstract]
Corporate tax rates	23.00%
Tax benefit period	12 years
Net carry forward tax losses	$ 85,500